7 Trade accounts receivable (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
DisclosureOfExpectedCreditLossLineItems [Line Items]
Trade accounts receivable	R$ 2,535,974	R$ 3,326,628
Allowance for doubtful accounts	229,323 [1]	R$ 233,625	[1]	R$ 350,025
Stage 1 (Performing) [Member]
DisclosureOfExpectedCreditLossLineItems [Line Items]
Trade accounts receivable	2,301,751
Allowance for doubtful accounts	R$ 2,983
Stage 1 (Performing) [Member] | Operation Risk 1 [Member]
DisclosureOfExpectedCreditLossLineItems [Line Items]
Description of estimated loss percentage	Minimum risk
Trade accounts receivable	R$ 1,635,553
Stage 1 (Performing) [Member] | Operation Risk 2 [Member]
DisclosureOfExpectedCreditLossLineItems [Line Items]
Description of estimated loss percentage	Minimum risk
Trade accounts receivable	R$ 337,044
Stage 1 (Performing) [Member] | Operation Risk 3 [Member]
DisclosureOfExpectedCreditLossLineItems [Line Items]
Estimated loss percentage	0.24%
Trade accounts receivable	R$ 201,126
Allowance for doubtful accounts	R$ 485
Stage 1 (Performing) [Member] | Operation Risk 4 [Member]
DisclosureOfExpectedCreditLossLineItems [Line Items]
Estimated loss percentage	0.57%
Trade accounts receivable	R$ 126,250
Allowance for doubtful accounts	R$ 720
Stage 1 (Performing) [Member] | Operation Risk 5 [Member]
DisclosureOfExpectedCreditLossLineItems [Line Items]
Estimated loss percentage	100.00%
Trade accounts receivable	R$ 1,778
Allowance for doubtful accounts	1,778
Stage 2 (Significant Increase in Loss Risk) [Member]
DisclosureOfExpectedCreditLossLineItems [Line Items]
Trade accounts receivable	178,887
Allowance for doubtful accounts	R$ 173,973
Stage 2 (Significant Increase in Loss Risk) [Member] | 1st Renegotiation Lower Than 24 Months [Member]
DisclosureOfExpectedCreditLossLineItems [Line Items]
Description of estimated loss percentage	24% or 100%
Trade accounts receivable	R$ 6,631
Allowance for doubtful accounts	R$ 1,717
Stage 2 (Significant Increase in Loss Risk) [Member] | 2nd Renegotiation Greater Than 24 Months [Member]
DisclosureOfExpectedCreditLossLineItems [Line Items]
Description of estimated loss percentage	91% or 100%
Trade accounts receivable	R$ 1,558
Allowance for doubtful accounts	R$ 1,558
Stage 2 (Significant Increase in Loss Risk) [Member] | Legal [Member]
DisclosureOfExpectedCreditLossLineItems [Line Items]
Estimated loss percentage	100.00%
Trade accounts receivable	R$ 170,698
Allowance for doubtful accounts	170,698
"Stage 3 (No Payment Performance - Indicative of Impairment) [Member]"
DisclosureOfExpectedCreditLossLineItems [Line Items]
Trade accounts receivable	55,336
Allowance for doubtful accounts	R$ 52,367
"Stage 3 (No Payment Performance - Indicative of Impairment) [Member]" | Between 90 and 180 Days [Member]
DisclosureOfExpectedCreditLossLineItems [Line Items]
Description of estimated loss percentage	50% or 100%
Trade accounts receivable	R$ 6,126
Allowance for doubtful accounts	R$ 3,157
"Stage 3 (No Payment Performance - Indicative of Impairment) [Member]" | Above 180 Days [Member]
DisclosureOfExpectedCreditLossLineItems [Line Items]
Estimated loss percentage	100.00%
Trade accounts receivable	R$ 49,210
Allowance for doubtful accounts	R$ 49,210

[1]	Company's expected credit losses are determined based on the following stages: Stage 1 - when the securities are still performing in this stage, expected credit losses are calculated based on the actual experience of credit loss (write-off) over the last five years, segregating customers in accordance with their Operating Risk. Stage 2 - when there is deterioration in the credit risk of the customer since the initial recognition; in this stage, the Company considers as deterioration of credit risk any credits that were renegotiated and that must be collected in court, regardless of their maturity. Stage 3 - includes financial assets that have objective evidence of impairment; the trigger for evidence of impairment is an unprecedented delay of more than 90 days.